SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF ENTITIES

The Company’s consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Dogness (International) Corporation (“Dogness” or the “Company”)	July 11, 2016	BVI	Parent, 100%	Holding Company
Dogness (Hongkong) Pet’s Products Co., Limited (“HK Dogness”)	March 10, 2009	Hong Kong	100%	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”)	July 12, 2007	Hong Kong	100%	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”)	October 26, 2016	Dongguan, China	100%	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”)	May 15, 2009	Dongguan, China	100%	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”)	July 9,2009	Zhangzhou, China	100%	Manufacturing of pet leash products
Dogness Overseas Ltd (“Dogness Overseas”)	February 8, 2018	BVI	100%	Holding Company
Dogness Group LLC (“Dogness Group”)	January 23, 2018	Delaware, United States	100%	Pet products trading
Dogness Intelligence Technology Co., Ltd. (“Intelligence Guangzhou”)*	July 6, 2018	Guangzhou, China	58%	Research and manufacturing of intelligent pet products
Dogness Pet Culture (Dongguan) Co. Ltd. (“Dogness Culture”)	December 14, 2018	Dongguan, China	51.2%	Developing and expanding pet food market

*	Due to the fact that Intelligence Guangzhou has no business activities since the incorporation and Dongguan Jiasheng has not made the capital contribution, in August 2022, the Board approved to sell the Company’s 58% ownership interest in Dogness Intelligence Technology Co., Ltd. to a third party for a nominal price. The transaction was completed on August 10, 2022. Because Intelligence Guangzhou has not commenced any operation since inception, management determined that this disposition did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.

SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE
Useful life
Buildings	10-50 years
Leasehold improvement	Lesser of useful life or lease term
Machinery and equipment	5-10 years
Automobiles	5 years
Office equipment and furniture	5 years

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	June 30, 2023	June 30, 2022	June 30, 2021
Year-end spot rate	US$1=RMB7.2513	US$1=RMB6.6981	US$1=RMB 6.4566	US$1=JPY 111.1
Average rate	US$1=RMB6.9536	US$1=RMB6.4554	US$1=RMB 6.6221	US$1=JPY 106.6